Concentrations - Schedule of Allowance for Credit Losses for the Receivable Risk (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses for Receivable Risk [Line Items]
Allowance for credit losses receivable, total	$ 4,095,348	$ 2,161,025
Balances of items with low risk [Member]
Schedule of Allowance for Credit Losses for Receivable Risk [Line Items]
Allowance for credit losses receivable, total	329,641	98,008
Balances of items with default risk [Member]
Schedule of Allowance for Credit Losses for Receivable Risk [Line Items]
Allowance for credit losses receivable, total	$ 3,765,707	$ 2,063,017